Document and Entity Information	Nov. 15, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	UWM Holdings Corp
Amendment Flag	false
Entity Central Index Key	0001783398
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39189
Entity Tax Identification Number	84-2124167
Entity Address, Address Line One	585 South Boulevard E.
Entity Address, City or Town	Pontiac
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48341
City Area Code	(800)
Local Phone Number	981-8898
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	UWMC
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each warrant exercisable for one share of Class A Common Stock
Trading Symbol	UWMCWS
Security Exchange Name	NYSE